Income Taxes - Summary Of Effective Income Tax Rate Reconciliation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income taxes computed at the U.S. federal statutory rate	$ (29,178)	$ (2,234)
State and local income taxes, net of federal benefit	(2,960)	(616)
Permanent differences	18,417	83
Change in valuation allowance	14,548	3,055
Federal refunds	(5)	(186)
Other, net	(784)	(286)
Provision for (benefit from) income taxes	$ 38	$ (184)